Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Collateral and Other Credit Improvements (Detail) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		$ 361,992,565	$ 403,541,419
Total collateral	[1]	120,488,512	127,507,767
Guarantees received [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		906,129,067	894,606,656
Fair value of collateral Pledges on time deposits		1,356,563	1,205,669
Fair value of collateral Deferred payment checks		17,792,609	9,881,685
Fair value of collateral Mortgage on real property		32,710,544	36,220,738
Fair value of collateral Pledges on vehicles and machinery		7,125,532	6,225,565
Fair value of collateral Pledges on personal property		1,793,199	2,516,348
Fair value of collateral Other		59,710,065	71,457,762
Total collateral		120,488,512	127,507,767
Net exposure		785,640,555	767,098,889
Associated ECL		10,031,067	15,066,510
Guarantees received [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		361,992,565	403,541,419
Fair value of collateral Pledges on time deposits		1,354,231	1,203,699
Fair value of collateral Deferred payment checks		17,792,609	9,881,685
Fair value of collateral Mortgage on real property		32,635,395	36,220,738
Fair value of collateral Pledges on vehicles and machinery		7,125,532	6,225,565
Fair value of collateral Pledges on personal property		1,733,820	2,516,348
Fair value of collateral Other		59,102,380	71,036,272
Total collateral		119,743,967	127,084,307
Net exposure		242,248,598	276,457,112
Associated ECL		9,631,477	14,985,662
Guarantees received [member] | Other debt securities at fair value through OCI [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		261,934,556	268,683,871
Net exposure		261,934,556	268,683,871
Associated ECL		16,304	9,002
Guarantees received [member] | Loans commitment [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		225,060,382	147,787,462
Fair value of collateral Pledges on time deposits		2,332	1,970
Fair value of collateral Mortgage on real property		75,149
Fair value of collateral Pledges on vehicles and machinery		59,379
Fair value of collateral Other		607,685	421,490
Total collateral		744,545	423,460
Net exposure		224,315,837	147,364,002
Associated ECL		353,085	35,018
Guarantees received [member] | Other financial assets [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		33,095,760	27,621,984
Net exposure		33,095,760	27,621,984
Associated ECL		26,448	28,569
Guarantees received [member] | Other debt securities at amortized cost [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		24,045,804	46,971,920
Net exposure		24,045,804	46,971,920
Associated ECL		3,753	8,259
Collateral held for stage3 assets [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		3,298,729	4,573,328
Fair value of collateral Deferred payment checks		314,785	1,606
Fair value of collateral Mortgage on real property		82,671	1,070,234
Fair value of collateral Pledges on vehicles and machinery		15,125	1,412,147
Fair value of collateral Pledges on personal property		867,419	98,844
Fair value of collateral Other		1,280,000	407,668
Total collateral		2,018,729	2,990,499
Net exposure		2,643,935	1,582,829
Associated ECL			2,502,785
Collateral held for stage3 assets [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		3,298,729	4,573,328
Fair value of collateral Deferred payment checks		314,785	1,606
Fair value of collateral Mortgage on real property		82,671	1,070,234
Fair value of collateral Pledges on vehicles and machinery		15,125	1,412,147
Fair value of collateral Pledges on personal property		867,419	98,844
Fair value of collateral Other		1,280,000	407,668
Total collateral		2,018,729	2,990,499
Net exposure		$ 2,643,935	1,582,829
Associated ECL			$ 2,502,785

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.